Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Tax losses carried forward	¥ 286,044	¥ 121,948
Allowance for doubtful accounts	1,744	567
Provision for inventory	16,840	128,163
Unrealized gain from intragroup sale	162	3,361
Subtotal	304,790	254,039
Less: Valuation allowance	¥ (304,790)	¥ (254,039)	¥ (119,065)	¥ (1)